OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) - Share-based Compensation, Stock Options, Activity - USD ($)					3 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 29, 2016	Dec. 22, 2016	Dec. 08, 2016	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2016
Share-based Compensation, Stock Options, Activity [Abstract]
Options Outstanding, Shares	8,245,190				8,245,190	7,780,190	5,990,190
Options Outstanding, Weighted-Average Exercise Price (in Dollars per share)	$ 2.24				$ 2.24	$ 2.24	$ 2.30	$ 2.25
Options Outstanding, Weighted-Average Remaining Contractual Term	5 years 292 days				5 years 219 days	5 years 292 days	6 years 146 days	6 years 255 days
Options Outstanding, Aggregate Intrinsic Value (in Dollars)	$ 0				$ 0	$ 0	$ 0	$ 3,267,692
Options Exercisable, Shares	7,028,639				7,200,928	7,028,639	5,613,501		7,028,639
Options Exercisable, Weighted-Average Exercise Price (in Dollars per share)	$ 2.28				$ 2.28	$ 2.28
Options Exercisable, Weighted-Average Remaining Contractual Term					5 years 146 days	5 years 6 months
Options Exercisable, Aggregate Intrinsic Value (in Dollars)	$ 0				$ 0	$ 0
Options Granted, Shares		5,000	150,000	25,000	0	905,000	1,800,000
Options Granted, Weighted-Average Remaining Contractual Term					0 years	10 years	8 years 328 days
Options Exercised, Shares					0	0	10,000
Options Canceled, Shares					0	440,000	0
Options Outstanding, Shares	8,245,190				8,245,190	8,245,190	7,780,190	5,990,190